As filed with the Securities and Exchange Commission on December 17, 2018.

Registration Nos. 333-131683

811-21852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 189	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 204	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Disciplined Core Fund, Columbia Disciplined Growth Fund, Columbia Disciplined Value Fund, Columbia Floating Rate Fund, Columbia Global Opportunities Fund, Columbia Government Money Market Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Limited Duration Credit Fund, Columbia Minnesota Tax-Exempt Fund and Columbia Strategic Municipal Income Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 17th day of December 2018.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the on the 17th day of December 2018.

Signature	Capacity	Signature	Capacity
/s/ Christopher O. Petersen	President	/s/ Brian J. Gallagher*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	Brian J. Gallagher

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ Catherine James Paglia*	Trustee
Michael G. Clarke	(Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	Catherine James Paglia

/s/ Edward J. Boudreau, Jr.*	Chair of the Board	/s/ Anthony M. Santomero*	Trustee
Edward J. Boudreau, Jr.		Anthony M. Santomero

/s/ George S. Batejan*	Trustee	/s/ Minor M. Shaw*	Trustee
George S. Batejan		Minor M. Shaw

/s/ Kathleen A. Blatz*	Trustee	/s/ William F. Truscott*	Trustee
Kathleen A. Blatz		William F. Truscott

/s/ Pamela G. Carlton*	Trustee	/s/ Sandra Yeager*	Trustee
Pamela G. Carlton		Sandra Yeager

/s/ William P. Carmichael*	Trustee
William P. Carmichael

/s/ Patricia M. Flynn*	Trustee
Patricia M. Flynn

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on May 27, 2016, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018 and incorporated by reference to Post-Effective Amendment No. 175 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 16, 2018.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase